OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
OTHER NON-FINANCIAL ASSETS	OTHER NON-FINANCIAL ASSETS
The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments
Aircraft insurance and other	31,465	25,992	—	—	31,465	25,992
Others	7,097	3,740	24,156	5,740	31,253	9,480
Subtotal advance payments	38,562	29,732	24,156	5,740	62,718	35,472

(b) Contract assets (1)
GDS costs	23,078	22,738	—	—	23,078	22,738
Credit card commissions	33,590	37,200	—	—	33,590	37,200
Travel agencies commissions	8,898	12,421	—	—	8,898	12,421
Subtotal advance payments	65,566	72,359	—	—	65,566	72,359
(c) Other assets
Sales tax	98,142	81,785	6,900	13,753	105,042	95,538
Other taxes	226	1,130	—	—	226	1,130
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	628	258	271	739	899	997
Contributions to Aeronautical Service Companies	—	—	60	60	60	60
Judicial deposits	537	—	58,029	148,329	58,566	148,329
Subtotal other assets	99,533	83,173	65,260	162,881	164,793	246,054
Total Other Non - Financial Assets	203,661	185,264	89,416	168,621	293,077	353,885
(1)Movement of Contracts assets:

	Initial balance	Activation	Cumulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2022	25,080	302,290	(37,146)	(241,658)	48,566
From January 1 to December 31, 2023	48,566	242,717	2,033	(220,957)	72,359
From January 1 to December 31, 2024	72,359	233,572	(6,177)	(234,188)	65,566